Equipment (Details) - Equipment - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020
Cost
Opening balance		$ 39	$ 10	$ 9	$ 39	$ 39	$ 39	$ 39	$ 39	$ 39	$ 38
Additions			1	1	2						1
Closing balance	$ 9	39	11	10	41	39	39	11	41	39	39
Accumulated depreciation
Opening balance		(28)	(1)	0	(23)	(21)	(20)	(28)	(20)	(20)	(15)
Depreciation			(1)	(1)	(2)	(2)	(1)			(8)	(5)
Closing balance	0	(28)	(2)	(1)	(25)	(23)	(21)	(2)	(25)	(28)	(20)
Net book value	9	11	$ 9	9	$ 16	$ 16	$ 18	$ 9	$ 16	$ 11	$ 19	$ 9	$ 11	$ 19	$ 23
Reorganization, Chapter 11, Plan Effect Adjustment [Member]
Cost
Opening balance				(30)
Closing balance	(30)
Accumulated depreciation
Opening balance				$ 28
Closing balance	$ 28
Net book value		$ (2)